Related Party Transactions - Additional Information (Details)					4 Months Ended	6 Months Ended
	Oct. 23, 2020 USD ($) shares	Oct. 20, 2020 shares	Sep. 14, 2020 shares	Sep. 09, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 shares	Aug. 30, 2020 shares
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, value | $					$ 25,000
Stock split ratio		0.857
Underwriter options exercised	1,312,500
Exercise price of warrants | $ / shares					$ 11.50	$ 11.50
Note payable - related party | $						$ 21,049
Working Capital Loans
Related Party Transaction [Line Items]
Exercise price of warrants | $ / shares					$ 1.50	$ 1.50
Borrowing outstanding | $					$ 0	$ 0
Working Capital Loans | Warrants
Related Party Transaction [Line Items]
Debt conversion converted instrument amount | $					$ 1,500,000	$ 1,500,000
Private Placement Warrants
Related Party Transaction [Line Items]
Period to issue warrant after completion of initial business combination						30 days
Founder
Related Party Transaction [Line Items]
Sale of stock, description of transaction					(1) one year after the completion of the initial Business Combination and (2) the date on which the Company consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction after the initial Business Combination that results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last reported sale price of the common stock shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the lock-up.	(1) one year after the completion of the initial Business Combination and(2) the date on which the Company consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction after the initial Business Combination that results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last reported sale price of the common stock shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the lock-up.
Founder | Minimum [Member]
Related Party Transaction [Line Items]
Sale of stock, required price per share | $ / shares						$ 12.00
Sponsor | Private Placement Warrants
Related Party Transaction [Line Items]
Number of warrants issued					6,700,000	6,700,000
Warrants price | $ / shares					$ 1.50	$ 1.50
Proceeds from issuance of warrants | $					$ 10,100,000	$ 10,100,000
Exercise price of warrants | $ / shares					$ 11.50	$ 11.50
Sponsor | Initial Public Offering | Note
Related Party Transaction [Line Items]
Note payable - related party | $	$ 183,000
Sponsor | Initial Public Offering | Maximum | Note
Related Party Transaction [Line Items]
Debt face amount | $				$ 300,000
Class B Common Stock
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, value | $					$ 1,006
Issuance of common stock to sponsor, shares					10,062,500
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Common stock, outstanding					10,062,500	10,062,500	10,062,500	0
Class B Common Stock | Founder
Related Party Transaction [Line Items]
Reverse split description		Company effectuated a 6-for-7 stock split of the founder shares	Company effectuated an 0.75-for-1 reverse split of the Founder Shares
Stock split ratio		0.857	0.75
Common stock, outstanding		10,062,500	8,625,000			10,062,500
Ownership percentage on common stock issued and outstanding		20.00%			20.00%	20.00%
Class B Common Stock | Founder | Over-Allotment Option
Related Party Transaction [Line Items]
Underwriter options exercised	1,312,500
Class B Common Stock | Founder | Over-Allotment Option | Maximum
Related Party Transaction [Line Items]
Shares forfeited		1,312,500
Class B Common Stock | Sponsor | Founder
Related Party Transaction [Line Items]
Issuance of common stock to Sponsor, value | $				$ 25,000
Issuance of common stock to sponsor, shares				11,500,000
Common stock, par value | $ / shares				$ 0.0001
Class A Common Stock
Related Party Transaction [Line Items]
Share price | $ / shares					$ 11.50	$ 11.50
Aggregate Warrants Exercisable					1,666,667
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Common stock, outstanding					6,761,802	5,680,686	6,245,350	0
Warrant exercisable number of shares					1	1
Class A Common Stock | Over-Allotment Option
Related Party Transaction [Line Items]
Issuance of common stock to sponsor, shares	5,250,000
Class A Common Stock | Initial Public Offering
Related Party Transaction [Line Items]
Issuance of common stock to sponsor, shares	40,250,000
Class A Common Stock | Sponsor | Private Placement Warrants
Related Party Transaction [Line Items]
Warrant exercisable number of shares						1
Forward Purchase Agreements
Related Party Transaction [Line Items]
Aggregate number of shares sold					5,000,000
Share price | $ / shares					$ 10.00
Aggregate Warrants Exercisable					1,666,667	1,666,667
Aggregate purchase price | $					$ 50,000,000	$ 50,000,000
Sale of stock, description of transaction					Company which provides for the purchase by the forward purchasers of shares of Class A common stock in an aggregate share amount equal to 5,000,000 shares of Class A common stock, plus an aggregate of 1,666,667 warrants exercisable to purchase one share of Class A common stock at $11.50 per share, subject to adjustment, for an aggregate purchase price of $50,000,000, or $10.00 for one share of Class A common stock and one-third of one warrant, in a private placement to occur concurrently with the closing of the initial Business Combination.	Company which provide for the purchase by the forward purchasers of shares of Class A common stock in an aggregate share amount equal to 5,000,000 shares of Class A common stock, plus an aggregate of 1,666,667 warrants exercisable to purchase one share of Class A common stock at $11.50 per share, subject to adjustment, for an aggregate purchase price of $50,000,000, or $10.00 for one share of Class A common stock and one-third of one warrant, in a private placement to occur concurrently with the closing of the initial business combination.
Warrant exercisable number of shares					1	1
Exercise price of warrants | $ / shares					$ 11.50
Forward Purchase Agreements | Class A Common Stock
Related Party Transaction [Line Items]
Aggregate number of shares sold					5,000,000	5,000,000
Share price | $ / shares					$ 10.00	$ 10.00